Annual Total Returns - Strategic Advisers® Short Duration Fund [BarChart] - 05.31 Strategic Advisers Short Duration Fund PRO-11 - Strategic Advisers® Short Duration Fund	Jul. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Dec. 20, 2011
Strategic Advisers Short Duration Fund-Default
Bar Chart Table:
Annual Return 2012	1.81%
Annual Return 2013	0.54%
Annual Return 2014	0.69%
Annual Return 2015	0.48%
Annual Return 2016	1.74%
Annual Return 2017	1.65%
Annual Return 2018	1.29%
Annual Return 2019	3.69%
Annual Return 2020	2.53%